Old Mutual Funds I
Supplement Dated March 9, 2012

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class shares Prospectuses of Old Mutual Funds I dated November 23, 2011 as supplemented (each, a “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

At a special meeting of shareholders held on March 9, 2012, shareholders of the Old Mutual Asset Allocation Moderate Growth Portfolio and Old Mutual Asset Allocation Growth Portfolio (together, the “Acquired Funds”) approved an Agreement and Plan of Reorganization pursuant to which each Acquired Fund’s assets and liabilities will be transferred to mutual funds advised by Touchstone Advisors, Inc. (the “Acquiring Funds”) as indicated below:

ACQUIRED FUND		ACQUIRING FUND
Old Mutual Asset Allocation Moderate Growth Portfolio	à	Touchstone Moderate Growth Allocation Fund
Old Mutual Asset Allocation Growth Portfolio	à	Touchstone Growth Allocation Fund

If other closing conditions are satisfied, all of the assets and liabilities of each Acquired Fund will become the assets and liabilities of the corresponding Acquiring Fund and shareholders in each Acquired Fund will become shareholders in the corresponding Acquiring Fund. The reorganizations are expected to occur during the second quarter of 2012.

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Distributed by Old Mutual Investment Partners
R-12-019  03/2012

Old Mutual Funds I
Supplement Dated March 9, 2012

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class shares Prospectuses of Old Mutual Funds I dated November 23, 2011 as supplemented (each, a “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

At a special meeting of shareholders held on March 9, 2012, shareholders of the Old Mutual Analytic Fund (the “Acquired Fund”) approved an Agreement and Plan of Reorganization pursuant to which the Acquired Fund’s assets and liabilities will be transferred to the Touchstone Dynamic Equity Fund, a mutual fund advised by Touchstone Advisors, Inc. (the “Acquiring Fund”).

If other closing conditions are satisfied, all of the assets and liabilities of the Acquired Fund will become the assets and liabilities of the Acquiring Fund and shareholders in the Acquired Fund will become shareholders in the Acquiring Fund. The reorganization is expected to occur during the second quarter of 2012.

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-12-023  03/2012